Borrowings (Senior Notes and Trust Preferred Securities) (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument
Junior Subordinated Notes		$ 247	$ 247
Long-term Debt		494	493
Senior notes, matures 2021
Debt Instrument
Senior Notes		$ 247	$ 246
Interest Rate (percent)		6.125%	6.125%
Plus 3.25%, matures 2032
Debt Instrument
Junior Subordinated Notes		$ 26	$ 26
Interest Rate (percent)		4.92%	4.25%
Plus 3.25%, matures 2033
Debt Instrument
Junior Subordinated Notes		$ 26	$ 26
Interest Rate (percent)		4.61%	4.13%
Plus 3.25%, matures 2033
Debt Instrument
Junior Subordinated Notes		$ 26	$ 26
Interest Rate (percent)		4.94%	4.25%
Plus 2.00%, matures 2035
Debt Instrument
Junior Subordinated Notes		$ 26	$ 26
Interest Rate (percent)		3.36%	2.88%
Plus 2.00%, matures 2035
Debt Instrument
Junior Subordinated Notes		$ 26	$ 26
Interest Rate (percent)		3.36%	2.88%
Plus 1.75%, matures 2035
Debt Instrument
Junior Subordinated Notes		$ 51	$ 51
Interest Rate (percent)		3.34%	2.71%
Plus 1.50%, matures 2035
Debt Instrument
Junior Subordinated Notes		$ 25	$ 25
Interest Rate (percent)		2.86%	2.38%
Plus 1.45%, matures 2037
Debt Instrument
Junior Subordinated Notes		$ 25	$ 25
Interest Rate (percent)		3.04%	2.41%
Plus 2.50%, matures 2037
Debt Instrument
Junior Subordinated Notes		$ 16	$ 16
Interest Rate (percent)		4.09%	3.46%
LIBOR | Plus 3.25%, matures 2032
Debt Instrument
Basis spread on variable rate	3.25%
LIBOR | Plus 3.25%, matures 2033
Debt Instrument
Basis spread on variable rate	3.25%
LIBOR | Plus 3.25%, matures 2033
Debt Instrument
Basis spread on variable rate	3.25%
LIBOR | Plus 2.00%, matures 2035
Debt Instrument
Basis spread on variable rate	2.00%
LIBOR | Plus 2.00%, matures 2035
Debt Instrument
Basis spread on variable rate	2.00%
LIBOR | Plus 1.75%, matures 2035
Debt Instrument
Basis spread on variable rate	1.75%
LIBOR | Plus 1.50%, matures 2035
Debt Instrument
Basis spread on variable rate	1.50%
LIBOR | Plus 1.45%, matures 2037
Debt Instrument
Basis spread on variable rate	1.45%
LIBOR | Plus 2.50%, matures 2037
Debt Instrument
Basis spread on variable rate	2.50%